Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Derivative Liability
Schedule Of Derivative Liabilities Included In Balance Sheet
Balance - May 31, 2020	$1,721,718

Gain on change in fair value of the derivative	(1,184,178)
Balance - May 31, 2021	$537,540

Gain on change in fair value of the derivative	(274,620)
Balance - February 28, 2022	$262,920

Balance - May 31, 2019	$466,692

(Gain) on change in fair value of the derivative	1,255,026
Balance - May 31, 2020	$1,721,718

Loss on change in fair value of the derivative	(1,184,178)
Balance - May 31, 2021	$537,540

Schedule Of Value Of Option Liability At Each Measurement Date
	February 28,	May 31,
	2022	2021
Expected term	0.62 - 1.00 years	3.14 - 0.08 year
Expected average volatility	249% - 293%	336%
Expected dividend yield	-	-
Risk-free interest rate	0.00%	0.08%

	May 31,	May 31,
	2021	2020
Expected term	(3.14) – 0.08 years	(2.13) – 1.08 years
Expected average volatility	336%	274% - 361%
Expected dividend yield	-	-
Risk-free interest rate	0.08%	0.18% - 1.76%